UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	21

Schedule of investments (unaudited)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.6%
Alabama — 3.3%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.120%	3/5/12	$20,000,000	$20,000,000
Huntsville Hospital	0.170%	5/22/12	30,500,000	30,500,000
Huntsville Hospital	0.200%	6/5/12	12,800,000	12,800,000
Total Alabama				63,300,000
Alaska — 0.9%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-Bank of Montreal	0.170%	4/1/29	16,635,000	16,635,000	(a)(b)
Arizona — 1.2%
Arizona State Board of Regents University System Revenue, LOC-Lloyds TSB Bank PLC	0.110%	7/1/34	3,000,000	3,000,000	(a)(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.300%	12/1/39	1,185,000	1,185,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.300%	6/1/31	2,075,000	2,075,000	(a)(b)(c)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.140%	7/1/37	5,470,000	5,470,000	(a)(b)
Yavapai County, AZ, IDA Revenue, Skanon Investments Drake Project, LOC-Citibank N.A.	0.320%	9/1/35	11,850,000	11,850,000	(a)(b)
Total Arizona				23,580,000
California — 7.8%
ABAG Finance Authority for Nonprofit Corp., CA, Saint Anthony Foundation, LOC-Bank of America N.A.	0.220%	3/1/37	75,000	75,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	7/1/38	22,700,000	22,700,000	(a)(b)
California Alumni Association Project, LOC-Bank of America N.A.	0.270%	4/1/34	1,885,000	1,885,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.170%	10/1/25	1,200,000	1,200,000	(a)(b)(c)
Berkeley, CA, Revenue, Berkeley-Albany YMCA, LOC-Wells Fargo Bank N.A.	0.100%	7/1/38	1,700,000	1,700,000	(a)(b)
California Health Facilities Financing Authority Revenue:
St. Joseph Health Systems, LOC-Northern Trust Company	0.130%	7/1/41	1,100,000	1,100,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.130%	7/1/41	2,700,000	2,700,000	(a)(b)

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC- Wells Fargo Bank N.A.	0.150%	9/1/34	$1,600,000	$1,600,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.120%	12/1/16	4,700,000	4,700,000	(a)(b)
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.170%	8/1/19	900,000	900,000	(a)(b)(c)
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.170%	5/1/21	4,600,000	4,600,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.170%	10/1/29	1,150,000	1,150,000	(a)(b)(c)
California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase	0.160%	11/1/26	100,000	100,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.200%	8/1/41	2,700,000	2,700,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.170%	10/1/38	780,000	780,000	(a)(b)(c)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.200%	11/1/41	1,000,000	1,000,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.270%	8/1/18	3,800,000	3,800,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.200%	10/1/36	1,000,000	1,000,000	(a)(b)(c)
California State, GO:
Kindergarten, LOC-Citibank N.A.	0.090%	5/1/34	400,000	400,000	(a)(b)
LOC-Bank of Montreal	0.120%	5/1/33	2,200,000	2,200,000	(a)(b)
California Statewide CDA, MFH Revenue, Stoneridge Elk Grove, LOC-Citibank N.A.	0.170%	10/1/38	3,500,000	3,500,000	(a)(b)(c)
California Statewide CDA, TECP, Kaiser Permanente Revenue Bonds	0.160%	5/17/12	13,600,000	13,600,000
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.100%	7/1/37	10,000,000	10,000,000	(a)(b)
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.280%	10/1/34	1,615,000	1,615,000	(a)(b)
Los Angeles, CA, Department of Water & Power, Subordinated, SPA-Bank of America	0.080%	7/1/34	17,100,000	17,100,000	(a)(b)
Metropolitan Water District of Southern California, SPA-Banco Bilbao Vizcaya	0.300%	7/1/35	2,200,000	2,200,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.280%	7/1/21	8,900,000	8,900,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	23

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.530%	11/1/34	$440,000	$440,000	(a)(b)(c)
Sacramento County, CA, Housing Authority, MFH Revenue:
Carlton Plaza Sacramento LLC, FNMA, LIQ-FNMA	0.150%	5/15/36	1,000,000	1,000,000	(a)(b)(c)
Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.150%	2/15/31	23,000,000	23,000,000	(a)(b)(c)
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.150%	5/1/42	2,500,000	2,500,000	(a)(b)(c)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.180%	12/1/34	1,000,000	1,000,000	(a)(b)(c)
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.180%	7/15/35	4,345,000	4,345,000	(a)(b)(c)
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.270%	6/1/33	600,000	600,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.160%	5/17/12	5,950,000	5,950,000
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, Fannie Mae, LIQ-Fannie Mae	0.190%	8/1/25	500,000	500,000	(a)(b)(c)
Total California				152,540,000
Colorado — 2.3%
Colorado Educational & Cultural Facilities Authority Revenue:
Four Community Hillel House, National Jewish Federation, LOC- JPMorgan Chase	0.120%	5/1/38	1,050,000	1,050,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.130%	7/1/29	100,000	100,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.130%	9/1/33	1,200,000	1,200,000	(a)(b)
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.160%	7/1/27	414,000	414,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.150%	4/1/45	7,000,000	7,000,000	(a)(b)(c)
Colorado HFA, EDR, Lehman Communications Corp., LOC-Wells Fargo Bank N.A.	0.300%	7/1/28	1,920,000	1,920,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.150%	10/1/21	5,610,000	5,610,000	(a)(b)(c)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.220%	12/1/46	4,145,000	4,145,000	(a)(b)
Denver, CO, City & County, COP, SPA-JPMorgan Chase	0.120%	12/1/29	5,400,000	5,400,000	(a)(b)
Fort Collins, CO, EDR, Custom Blending Inc., LOC-Wells Fargo Bank N.A.	0.300%	6/1/33	3,575,000	3,575,000	(a)(b)(c)

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	$2,690,000	$2,690,000	(a)(b)
Traer Creek, CO, Metropolitan District Revenue, Avon, LOC-BNP Paribas	1.120%	10/1/21	7,000,000	7,000,000	(a)(b)
University of Colorado Hospital Authority Revenue, LOC-Wells Fargo Bank N.A.	0.110%	11/15/41	4,790,000	4,790,000	(a)(b)
Total Colorado				44,894,000
Connecticut — 1.2%
Capital City EDA, SPA-Bank of America N.A.	0.260%	6/15/24	400,000	400,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.260%	6/15/34	9,800,000	9,800,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.110%	7/1/37	500,000	500,000	(a)(b)
St. Joseph College, LOC-Sovereign Bank FSB & Banco Santander SA	0.750%	7/1/38	600,000	600,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.140%	7/1/30	1,200,000	1,200,000	(a)(b)
Yale University	0.060%	7/1/35	600,000	600,000	(a)(b)
Yale University	0.070%	7/1/35	800,000	800,000	(a)(b)
Yale University	0.060%	7/1/36	700,000	700,000	(a)(b)
Connecticut State HFA:
Housing Mortgage Finance Program	0.330%	11/15/12	4,600,000	4,600,000	(d)
Housing Mortgage Finance Program, SPA-FHLB	0.170%	5/15/31	600,000	600,000	(a)(b)(c)
Hartford, CT, GO, BAN	2.000%	4/12/12	2,850,000	2,854,482
New Canaan, CT, Housing Authority Revenue, Village at Waveny Care Center Inc., LOC-Bank of America N.A.	0.150%	1/1/22	200,000	200,000	(a)(b)
Total Connecticut				22,854,482
District of Columbia — 1.2%
District of Columbia Enterprise Zone Revenue, Crowell and Moring LLP Project, LOC-Wells Fargo Bank N.A.	0.280%	1/1/13	1,000,000	1,000,000	(a)(b)(c)
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.150%	11/1/38	3,760,000	3,760,000	(a)(b)
District of Columbia Revenue:
American Legacy Foundation	0.150%	12/1/43	1,800,000	1,800,000	(a)(b)
American Psychological Association, LOC-Bank of America	0.360%	3/1/28	245,000	245,000	(a)(b)
American Sociological Association, LOC-PNC Bank N.A.	0.160%	12/1/37	1,975,000	1,975,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.160%	10/1/37	4,600,000	4,600,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	25

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.160%	11/1/37	$4,485,000	$4,485,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.160%	2/1/48	5,200,000	5,200,000	(a)(b)
Total District of Columbia				23,065,000
Florida — 4.8%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.130%	4/1/24	6,900,000	6,900,000	(a)(b)
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.180%	6/1/48	5,300,000	5,300,000	(a)(b)(c)
Halifax, FL, Hospital Medical Center, LOC-JPMorgan Chase	0.150%	6/1/48	20,400,000	20,400,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, LOC-SunTrust Bank	0.500%	11/15/35	13,700,000	13,700,000	(a)(b)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.480%	9/1/26	400,000	400,000	(a)(b)
Jacksonville, FL, Economic Development Commission Health Care Facilities Revenue, Methodist Medical Center, TD Bank N.A.	0.100%	10/1/15	400,000	400,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, Fannie Mae, LIQ-Fannie Mae	0.150%	10/15/32	1,180,000	1,180,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.140%	11/15/32	9,855,000	9,855,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.120%	1/15/27	6,585,000	6,585,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.130%	6/1/25	3,500,000	3,500,000	(a)(b)
Palm Beach County, FL, HFA, MFH Revenue, Palm Gardens Apartments Project, LOC-Citibank N.A.	0.170%	9/15/44	700,000	700,000	(a)(b)(c)
Palm Beach County, FL, Revenue, Palm Beach Day Academy Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/37	6,400,000	6,400,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.210%	11/15/33	14,195,000	14,195,000	(a)(b)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.150%	1/1/28	4,000,000	4,000,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.120%	7/1/37	200,000	200,000	(a)(b)
Total Florida				93,715,000

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 2.7%
Carroll County, GA, Development Authority Revenue, Royal Metal Productions Inc. Project, LOC-Branch Banking & Trust	0.230%	1/1/27	$3,070,000	$3,070,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.300%	4/1/32	4,540,000	4,540,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.190%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.200%	12/1/27	3,700,000	3,700,000	(a)(b)(c)
Fulton County, GA, Development Authority Revenue, Doris & Weber School Project, LOC-Branch Banking & Trust	0.160%	12/1/30	1,995,000	1,995,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.120%	11/15/33	1,095,000	1,095,000	(a)(b)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.230%	11/1/20	7,945,000	7,945,000	(a)(b)(c)
Houston County, GA, Development Authority Sewer Facility Revenue, Perdue Farms Inc. Project, LOC-Rabobank Nederland	0.230%	1/1/18	5,350,000	5,350,000	(a)(b)(c)
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.160%	4/1/37	4,800,000	4,800,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.160%	5/1/32	1,645,000	1,645,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.230%	8/1/21	5,825,000	5,825,000	(a)(b)(c)
Thomasville, GA, Hospital Authority Revenue, Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.160%	11/1/23	2,700,000	2,700,000	(a)(b)
Valdosta-Lowndes County, GA, IDA Revenue, Steeda Autosports Project, LOC-Bank of America N.A.	0.530%	2/1/29	3,700,000	3,700,000	(a)(b)(c)
Total Georgia				53,225,000
Illinois — 5.0%
Aurora, IL, Keson Industries Inc. Project, LOC-Harris Trust and Savings Bank	0.310%	7/1/26	1,895,000	1,895,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.210%	1/1/35	5,540,000	5,540,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.310%	10/1/34	2,520,000	2,520,000	(a)(b)(c)
Chicago, IL, Sales Tax Revenue, SPA-JPMorgan Chase	0.160%	1/1/34	10,420,000	10,420,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	27

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.160%	1/1/19	$18,675,000	$18,675,000	(a)(b)
Chicago, IL, Water Revenue, SPA-JPMorgan Chase	0.160%	11/1/30	12,500,000	12,500,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.170%	2/1/35	1,000,000	1,000,000	(a)(b)
Du Page County, IL, Revenue, Morton Arboretum Project, LOC-Bank of America N.A.	0.230%	10/15/38	750,000	750,000	(a)(b)
Illinois Development Finance Authority, IDR, Elite Manufacturing Tech Inc. Project, LOC-LaSalle Bank N.A.	0.530%	6/1/24	2,365,000	2,365,000	(a)(b)(c)
Illinois DFA:
Carmel High School Project, LOC-LaSalle Bank	0.190%	7/1/38	2,000,000	2,000,000	(a)(b)
Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.220%	11/1/14	1,000,000	1,000,000	(a)(b)
Glenwood School for Boys, LOC-Harris Bank	0.170%	2/1/33	4,500,000	4,500,000	(a)(b)
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.630%	7/1/18	2,000,000	2,000,000	(a)(b)(c)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.100%	1/1/48	2,000,000	2,000,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.170%	10/1/30	1,935,000	1,935,000	(a)(b)
Lake Forest Country Day School, LOC-Northern Trust Co.	0.150%	7/1/35	4,000,000	4,000,000	(a)(b)
Murphy Machine Products Inc, LOC-Bank of America N.A.	0.300%	11/1/33	3,385,000	3,385,000	(a)(b)(c)
OSF Healthcare System, LOC-Wells Fargo Bank N.A.	0.140%	11/15/24	335,000	335,000	(a)(b)
University of Chicago Medical Center, LOC-Wells Fargo Bank N.A.	0.120%	8/1/44	1,600,000	1,600,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.180%	10/1/39	3,210,000	3,210,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.290%	12/1/35	3,765,000	3,765,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC – PNC Bank N.A.	0.130%	3/1/32	8,750,000	8,750,000	(a)(b)
Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle Bank N.A.	0.630%	12/1/28	1,735,000	1,735,000	(a)(b)(c)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.200%	10/15/28	1,500,000	1,500,000	(a)(b)(c)
Total Illinois				97,380,000

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 2.0%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	$11,830,000	$11,830,000
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital & Health Services, LOC-Branch Banking & Trust	0.150%	3/1/36	4,265,000	4,265,000	(a)(b)
Indiana Finance Authority, Solid Waste Disposal Revenue, New Holland Dairy Leasing, LOC-LaSalle Bank N.A.	0.530%	12/1/27	3,200,000	3,200,000	(a)(b)(c)
Indiana State Finance Authority Revenue, Marquette Project, LOC-Branch Banking & Trust	0.180%	3/1/39	6,500,000	6,500,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.120%	10/1/40	12,120,000	12,120,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	300,000	300,000	(a)(b)
Whitley County, IN, EDR, Micopulse Inc. Project, LOC-Wells Fargo Bank N.A.	0.300%	2/1/28	1,550,000	1,550,000	(a)(b)(c)
Total Indiana				39,765,000
Iowa — 1.1%
Iowa Finance Authority, MFH Revenue, SPA-Dexia Credit Local	0.190%	8/1/37	9,070,000	9,070,000	(a)(b)(c)
Iowa Finance Authority, IDR:
Embria Health Sciences Project, LOC-Wells Fargo Bank	0.300%	6/1/32	2,400,000	2,400,000	(a)(b)(c)
PowerFilm Inc. Project, LOC-Bank of America N.A.	0.530%	6/1/28	1,700,000	1,700,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue, Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.200%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa Higher Education Loan Authority Revenue, Private College, University of Dubuque, LOC-Northern Trust Co.	0.150%	4/1/35	320,000	320,000	(a)(b)
Total Iowa				20,490,000
Kansas — 0.2%
Olathe, KS, Health Facilities Revenue, Olathe Medical Center Inc., LOC-Bank of America N.A.	0.200%	9/1/35	3,500,000	3,500,000	(a)(b)
Kentucky — 2.6%
Berea, KY, Educational Facilities Revenue, Berea College Project	0.150%	6/1/32	4,125,000	4,125,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.230%	5/1/27	5,985,000	5,985,000	(a)(b)(c)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.150%	4/1/36	3,000,000	3,000,000	(a)(b)
Carroll County, KY, Solid Waste Disposal Revenue, North American Stainless Project, LOC-PNC Bank N.A.	0.170%	1/1/31	8,300,000	8,300,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	29

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Christian County, KY, Association of Counties Leasing Trust, Lease Program, LOC-U.S. Bank N.A.	0.100%	6/1/38	$4,435,000	$4,435,000	(a)(b)
Christian County, KY, Association of County Leasing Trust Lease Program, LOC-U.S. Bank N.A	0.100%	4/1/37	4,330,000	4,330,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.150%	8/15/38	6,800,000	6,800,000	(a)(b)
Louisville & Jefferson County, KY, Regional Airport Authority, UPS Worldwide Forwarding	0.080%	1/1/29	2,000,000	2,000,000	(a)(b)(c)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.150%	3/1/36	7,225,000	7,225,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.100%	12/1/38	1,135,000	1,135,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.160%	6/1/30	700,000	700,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.150%	7/1/38	1,855,000	1,855,000	(a)(b)
Total Kentucky				49,890,000
Louisiana — 4.0%
Louisiana PFA Revenue:
C-Port LLC Project, LOC-Bank of America N.A.	0.260%	10/1/28	4,800,000	4,800,000	(a)(b)
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.120%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.160%	9/2/33	19,960,000	19,960,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.160%	9/2/39	5,515,000	5,515,000	(a)(b)
St. James Parish, LA, PCR, Texaco Inc. Project	0.100%	7/1/12	11,700,000	11,700,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.140%	12/1/40	30,600,000	30,600,000	(a)(b)
Total Louisiana				77,875,000
Maryland — 1.2%
Baltimore County, MD, EDR, Republic Services Inc. Project, LOC-Bank of America	0.290%	9/1/20	4,120,000	4,120,000	(a)(b)(c)
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.160%	7/1/26	2,780,000	2,780,000	(a)(b)
Maryland State EDC Revenue:
Santa Barbara Court LLC Project, LOC-PNC Bank N.A.	0.190%	4/1/26	6,195,000	6,195,000	(a)(b)(c)
Your Public Radio Corp. Project, LOC-PNC Bank	0.160%	11/15/22	4,460,000	4,460,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-SunTrust Bank	0.100%	7/1/41	1,000,000	1,000,000	(a)(b)

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, LOC-TD Bank N.A.	0.130%	1/1/49	$3,000,000	$3,000,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank NA	0.160%	11/1/29	2,100,000	2,100,000	(a)(b)
Total Maryland				23,655,000
Massachusetts — 3.0%
Lawrence, MA, GO, BAN	1.500%	9/1/12	3,000,000	3,004,917
Massachusetts Bay Transportation Authority, TECP, BAN, Fortis Bank SA	0.600%	3/5/12	10,900,000	10,900,000
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.120%	2/1/32	7,495,000	7,495,000	(a)(b)
Massachusetts State DFA Revenue:
Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.750%	3/1/32	2,880,000	2,880,000	(a)(b)
Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.750%	3/1/32	8,400,000	8,400,000	(a)(b)
Eaglebrook School, LOC-Bank of America N.A.	0.240%	5/1/37	2,685,000	2,685,000	(a)(b)
Horner Millwork Corp., LOC-Bank of America	0.630%	3/1/27	1,410,000	1,410,000	(a)(b)(c)
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.240%	6/1/23	400,000	400,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.140%	10/1/33	965,000	965,000	(a)(b)
Massachusetts State DFA, MFH, Archstone Readstone, LOC-Bank of America N.A.	0.190%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., LOC-JPMorgan Chase	0.120%	7/1/44	790,000	790,000	(a)(b)
Capital Asset Program, LOC-Bank of America	0.190%	1/1/35	3,200,000	3,200,000	(a)(b)
Children’s Hospital Corp., LOC-JPMorgan Chase	0.140%	10/1/49	1,000,000	1,000,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.260%	1/1/27	970,000	970,000	(a)(b)
Harvard University	0.070%	11/1/49	300,000	300,000	(a)(b)
Museum of Fine Arts, SPA-Bank of America N.A.	0.130%	12/1/37	330,000	330,000	(a)(b)
Partners Healthcare Systems	0.090%	7/1/17	400,000	400,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.090%	7/1/27	9,600,000	9,600,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.140%	2/1/38	320,000	320,000	(a)(b)
Wellesley College	0.090%	7/1/39	300,000	300,000	(a)(b)
Total Massachusetts				57,949,917

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	31

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 0.4%
Michigan State Strategic Fund Limited Obligation Revenue, Transnav Technologies Inc., LOC-LaSalle Bank Midwest	0.530%	12/1/27	$3,305,000	$3,305,000	(a)(b)(c)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	1/1/26	3,000,000	3,000,000	(a)(b)
Ypsilanti, MI, School District, GO, Assured Guaranty, Q-SBLF	4.000%	5/1/12	1,450,000	1,459,275
Total Michigan				7,764,275
Mississippi — 0.9%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron U.S.A. Inc.	0.100%	11/1/35	1,840,000	1,840,000	(a)(b)
Mississippi Business Finance Corp., IDR, Central Mississippi Banking Co. LLP, LOC-Bank of America N.A.	0.530%	11/1/25	625,000	625,000	(a)(b)(c)
Mississippi State Business Finance Commission, Gulf Opportunity Zone Revenue, Chevron U.S.A. Inc.	0.080%	11/1/35	14,700,000	14,700,000	(a)(b)
Total Mississippi				17,165,000
Missouri — 3.3%
Kansas City, MO, IDA Revenue, Ewing Marion Kauffman	0.150%	4/1/27	4,800,000	4,800,000	(a)(b)
Missouri State HEFA, BJC Health Systems, SPA-U.S. Bank N.A.	0.080%	5/15/38	40,585,000	40,585,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
St. Louis University, LOC-Bank of America N.A.	0.120%	10/1/35	2,100,000	2,100,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.120%	9/1/30	7,800,000	7,800,000	(a)(b)
Missouri State HEFA, Health Facilities Revenue, SSM Health Care Corp., LOC-PNC Bank N.A.	0.090%	6/1/45	200,000	200,000	(a)(b)
Missouri State HEFA, Washington University, SPA-JPMorgan Chase	0.130%	2/15/33	100,000	100,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.210%	9/1/26	1,925,000	1,925,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-Bank of America N.A.	0.390%	12/1/28	7,110,000	7,110,000	(a)(b)(c)
Total Missouri				64,620,000
Nevada — 0.9%
Clark County, NV, Airport Revenue, LOC-Royal Bank of Canada	0.140%	7/1/22	9,800,000	9,800,000	(a)(b)(c)
Reno, NV, Capital Improvement Revenue, LOC-Bank of America N.A.	0.220%	6/1/32	6,300,000	6,300,000	(a)(b)
Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.120%	3/5/12	2,300,000	2,300,000
Total Nevada				18,400,000

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 0.1%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.130%	12/1/36	$1,900,000	$1,900,000	(a)(b)
New Jersey — 4.5%
Clifton, NJ, GO, BAN	1.000%	10/25/12	2,768,000	2,774,263
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	2,000,000	2,000,858
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	4,400,000	4,413,673
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	2,380,625	2,389,292
Garfield, NJ, GO, BAN	1.250%	12/7/12	3,500,000	3,510,104
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	14,360,000	14,445,567
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	8,855,973	8,884,972
Tax Notes	1.250%	12/14/12	3,606,110	3,617,908
Temporary Notes	1.250%	12/14/12	5,630,000	5,648,436
New Jersey EDA, EDR, Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	0.270%	3/1/36	4,000,000	4,000,000	(a)(b)
New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.080%	10/1/22	3,300,000	3,300,000	(a)(b)
River Vale, NJ, GO:
BAN	1.000%	8/15/12	1,650,000	1,652,989
BAN	1.000%	1/11/13	12,400,000	12,444,674
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	2,515,000	2,532,504
BAN	2.000%	1/30/13	3,950,000	4,004,054
Stafford Township, NJ, GO	2.000%	1/15/13	200,000	202,175
Stafford Township, NJ, GO, BAN	1.000%	5/23/12	3,335,000	3,338,936
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,700,000	1,716,222
Verona Township, NJ, GO:
BAN	1.000%	8/10/12	3,762,000	3,768,612
BAN	1.000%	12/14/12	3,300,000	3,311,867
Total New Jersey				87,957,106
New York — 10.6%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	3,655,800	3,668,196
Brookhaven, NY, GO, BAN	1.000%	9/28/12	24,200,000	24,277,709
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	5,580,000	5,581,095
Carmel, NY, GO, BAN	1.000%	10/12/12	2,400,000	2,406,154
Clarence, NY, GO, BAN	1.000%	7/26/12	5,390,000	5,399,904

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	33

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Dunkirk, NY, GO, BAN	1.500%	3/29/12	$3,600,000	$3,601,254
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	8,545,000	8,561,473
TAN	1.250%	6/15/12	3,500,000	3,506,750
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	735,000	735,147
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	1,534,918	1,537,132
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	2,250,000	2,252,042
Iroquois, NY, CSD, GO, BAN	0.750%	6/26/12	7,265,000	7,267,355
Islip, NY, GO, BAN	1.000%	12/14/12	1,300,000	1,304,675
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,000,000	5,001,724
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	1,120,000	1,120,732
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,975,000	1,979,823
Lancaster, NY, CSD, GO, BAN	1.000%	6/15/12	9,100,000	9,115,213
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	3,100,000	3,105,475
Nassau County, NY, Industrial Development Agency, North Shore Hebrew Academy High School Project, LOC-Sovereign Bank FSB & Banco Santander	0.500%	12/1/36	2,700,000	2,700,000	(a)(b)
New York City, NY, GO:
AGM, SPA-State Street Bank & Trust Co.	0.090%	8/1/22	1,000,000	1,000,000	(a)(b)
SPA-Calyon Bank	0.300%	12/1/32	1,000,000	1,000,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.320%	6/1/21	170,000	170,000	(a)(b)(c)
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.120%	7/1/25	8,500,000	8,500,000	(a)(b)
Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.200%	12/1/36	2,185,000	2,185,000	(a)(b)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.140%	11/1/22	100,000	100,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.100%	4/1/44	1,000,000	1,000,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.090%	7/1/23	425,000	425,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.130%	7/1/31	10,900,000	10,900,000	(a)(b)

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	$3,700,000	$3,710,995
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	43,700,000	44,181,523
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	2,300,000	2,303,749
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	4,650,000	4,658,025
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	3,200,000	3,203,518
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	8/10/12	7,000,000	7,017,274
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	6,700,000	6,715,829
Triborough Bridge & Tunnel Authority, NY, Revenues:
AGM, SPA-Lloyds TSB Bank PLC	0.140%	1/1/19	625,000	625,000	(a)(b)
Refunding, SPA-Bank of America N.A.	0.200%	1/1/32	995,000	995,000	(a)(b)
SPA-JPMorgan Chase	0.140%	1/1/32	295,000	295,000	(a)(b)
Triborough, NY, Bridge & Tunnel Authority Revenues, LOC-U.S. Bank N.A.	0.080%	1/1/33	9,020,000	9,020,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	2,300,000	2,303,253
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	1,550,000	1,551,799
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	1,100,000	1,101,753
Total New York				206,084,571
North Carolina — 2.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-U.S. Bank N.A.	0.090%	1/15/26	2,200,000	2,200,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Guilford College Project, LOC-Branch Banking & Trust	0.160%	5/1/24	3,485,000	3,485,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.160%	5/1/30	1,550,000	1,550,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Student Revenue, UNCP University Foundation Inc., LOC-Wells Fargo Bank N.A.	0.150%	7/1/31	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.160%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.130%	12/1/36	1,000,000	1,000,000	(a)(b)
North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.160%	11/1/38	5,000,000	5,000,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	35

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.160%	12/1/31	$8,090,000	$8,090,000	(a)(b)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.110%	3/1/35	200,000	200,000	(a)(b)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.110%	2/1/34	25,000,000	25,000,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.120%	3/1/33	5,265,000	5,265,000	(a)(b)
Total North Carolina				55,290,000
Ohio — 1.3%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.100%	11/15/39	2,100,000	2,100,000	(a)(b)
Montgomery County, OH, Revenue:
Miami Valley Hospital, SPA-Barclays Bank PLC	0.100%	11/15/39	5,205,000	5,205,000	(a)(b)
Miami Valley Hospital, SPA-JPMorgan Chase	0.100%	11/15/45	11,500,000	11,500,000	(a)(b)
Ohio State Higher Educational Facilities, Marietta College Project, LOC-JPMorgan Chase	0.170%	12/1/24	5,390,000	5,390,000	(a)(b)
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.350%	12/1/33	1,685,000	1,685,000	(a)(b)
Total Ohio				25,880,000
Oklahoma — 0.2%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.100%	1/1/28	3,400,000	3,400,000	(a)(b)
Oregon — 1.5%
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.140%	11/1/34	3,370,000	3,370,000	(a)(b)
Oregon State Department of Administrative Services, COP	4.000%	5/1/12	950,000	955,485
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.090%	6/1/40	8,800,000	8,800,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America N.A.	0.260%	5/1/34	6,410,000	6,410,000	(a)(b)
Washington County, OR, Housing Authority Revenue, Refunding-Bethany Meadows II Project, LOC-U.S. Bank N.A.	0.300%	9/1/27	4,540,000	4,540,000	(a)(b)(c)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Community, LOC-US Bank N.A.	0.150%	12/1/34	5,625,000	5,625,000	(a)(b)
Total Oregon				29,700,485
Pennsylvania — 8.2%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.120%	12/1/37	13,500,000	13,500,000	(a)(b)

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.160%	9/1/29	$8,865,000	$8,865,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.200%	12/1/33	4,600,000	4,600,000	(a)(b)
Delaware County, PA, Authority Hospital Revenue, Crozer-Chester Medical Center, LOC-Wells Fargo Bank N.A.	0.150%	12/15/31	4,640,000	4,640,000	(a)(b)
Emmaus, PA, General Authority Revenue:
Local Government, LOC-U.S. Bank N.A.	0.140%	3/1/24	1,400,000	1,400,000	(a)(b)
Local Government, LOC-U.S. Bank N.A.	0.140%	3/1/24	1,200,000	1,200,000	(a)(b)
Geisinger Authority, PA, Health System Revenue:
Geisinger Health System, SPA-PNC Bank N.A.	0.090%	8/1/22	19,500,000	19,500,000	(a)(b)
Geisinger Health System, SPA-PNC Bank N.A.	0.090%	8/1/28	5,600,000	5,600,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.150%	7/1/34	1,080,000	1,080,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.160%	7/1/37	4,505,000	4,505,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.160%	11/1/26	8,000,000	8,000,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	1,470,000	1,474,336	(e)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.120%	8/15/24	15,095,000	15,095,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.160%	11/1/37	1,500,000	1,500,000	(a)(b)
Pennsylvania Economic Development Financing Authority Revenue, LOC-PNC Bank N.A.	0.190%	12/1/13	1,200,000	1,200,000	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, Multi-Modal, Drexel University, LOC-Wells Fargo Bank N.A.	0.150%	5/1/37	14,590,000	14,590,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Single-Family Mortgage, SPA-Barclays Bank PLC	0.140%	10/1/32	4,800,000	4,800,000	(a)(b)(c)
Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, AGM, SPA-JPMorgan Chase	0.170%	7/15/41	3,975,000	3,975,000	(a)(b)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.130%	12/1/34	2,605,000	2,605,000	(a)(b)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, AGM, SPA-PNC Bank	0.180%	11/1/38	26,255,000	26,255,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	9/1/24	15,900,000	15,900,000	(a)(b)
Total Pennsylvania				160,284,336

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	37

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.140%	7/1/29	$1,400,000	$1,400,000	(a)(b)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.120%	10/1/21	300,000	300,000	(a)(b)
Total Puerto Rico				1,700,000
South Carolina — 1.6%
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,900,000	1,952,364
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.150%	11/1/40	4,100,000	4,100,000	(a)(b)
Lexington, SC, GO, BAN	1.500%	6/29/12	1,000,000	1,002,439
Piedmont, SC, Municipal Power Agency Electric Revenue, LOC-TD Bank N.A.	0.120%	1/1/34	8,500,000	8,500,000	(a)(b)
South Carolina Jobs EDA Revenue:
Ashley Hall Foundation Project, LOC-Bank of America N.A.	0.260%	12/1/36	2,000,000	2,000,000	(a)(b)
Southeastern Fly Ash Co. Inc. Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/14	2,000,000	2,000,000	(a)(b)(c)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.200%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.160%	6/1/35	4,450,000	4,450,000	(a)(b)
Total South Carolina				30,934,803
Tennessee — 2.6%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.140%	6/1/37	2,500,000	2,500,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.140%	6/1/39	5,400,000	5,400,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.140%	6/1/30	29,100,000	29,100,000	(a)(b)
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Southern Adventist University, LOC-Bank of America N.A.	0.260%	12/1/30	4,115,000	4,115,000	(a)(b)
Clarksville, TN, Public Building Authority Revenue, Metropolitan Government Nashville & Davidson, LOC-Bank of America N.A.	0.300%	7/1/26	4,500,000	4,500,000	(a)(b)

See Notes to Financial Statements.

38	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Old Hickory Towers, LOC-Wells Fargo Bank N.A.	0.170%	1/1/30	$4,596,000	$4,596,000	(a)(b)(c)
Total Tennessee				50,211,000
Texas — 8.6%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	3,700,000	3,700,000	(d)
Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase	0.150%	10/1/29	6,160,000	6,160,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue:
Texas Medical Center, LOC-Compass Bank	0.100%	9/1/31	3,600,000	3,600,000	(a)(b)
Texas Medical Center, LOC-JPMorgan Chase	0.100%	9/1/31	550,000	550,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System	0.090%	12/1/41	3,800,000	3,800,000	(a)(b)
Methodist Hospital System	0.090%	12/1/41	200,000	200,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, AMBAC, LOC-Wells Fargo Bank N.A.	0.150%	11/15/47	2,400,000	2,400,000	(a)(b)
Houston, TX, Higher Education Finance Corp. Revenue, William Marsh Rice University Project	0.070%	5/15/48	6,250,000	6,250,000	(a)(b)
Katy, TX, ISD, School Building, SPA-Bank of America	0.250%	8/15/36	1,300,000	1,300,000	(a)(b)
North Texas State Higher Education Authority Revenue, LOC-Lloyds TSB Bank PLC, LOC-Bank of America N.A.	0.260%	12/1/32	34,600,000	34,600,000	(a)(b)(c)
North Texas Tollway Authority Revenue, LOC-Morgan Stanley	0.180%	1/1/51	14,100,000	14,100,000	(a)(b)
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.200%	1/1/29	4,250,000	4,250,000	(a)(b)(c)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.330%	4/1/26	45,900,000	45,900,000	(a)(b)
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC-Bank of America	0.260%	7/1/20	800,000	800,000	(a)(b)
University of North Texas, TECP	0.180%	5/16/12	15,175,000	15,175,000
University of North Texas, TECP	0.200%	5/16/12	24,000,000	24,000,000
Total Texas				166,785,000
Utah — 0.9%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., SPA-JPMorgan Chase	0.100%	5/15/37	12,925,000	12,925,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	39

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Utah Transit Authority, Sales Tax Revenue, LOC-Fortis Bank SA	0.140%	6/15/36	$5,100,000	$5,100,000	(a)(b)
Total Utah				18,025,000
Vermont — 0.2%
Vermont Housing Finance Agency, Single-Family, AGM, SPA-FHLB	0.190%	11/1/33	3,455,000	3,455,000	(a)(b)(c)
Virginia — 1.7%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.120%	10/1/48	100,000	100,000	(a)(b)
Lynchburg, VA, IDA Revenue, Central Health, NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	3,330,000	3,330,000	(a)(b)
Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.130%	6/1/35	745,000	745,000	(a)(b)
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.120%	7/1/36	11,900,000	11,900,000	(a)(b)
Virginia Commonwealth University, Health System Authority Revenue, LOC-Wells Fargo Bank N.A.	0.130%	7/1/37	3,980,000	3,980,000	(a)(b)
Virginia State Commonwealth University, Health System Authority Revenue, LOC-Branch Banking & Trust	0.100%	7/1/37	12,400,000	12,400,000	(a)(b)
Total Virginia				32,455,000
Washington — 2.8%
King County, WA, Housing Authority Revenue:
Greenbridge Redevelopment, Salmon, LOC-Bank of America N.A.	0.270%	12/1/42	4,155,000	4,155,000	(a)(b)(c)
Landmark Apartments Project, LOC-Bank of America N.A.	0.230%	7/1/42	16,500,000	16,500,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.200%	11/1/23	1,245,000	1,245,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.200%	12/1/38	3,940,000	3,940,000	(a)(b)
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.150%	6/1/29	3,100,000	3,100,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/27	4,670,000	4,670,000	(a)(b)
Washington State Higher EFA Revenue, Whitman College Project, LIQ-Bank of America N.A.	0.200%	1/1/38	20,290,000	20,290,000	(a)(b)
Total Washington				53,900,000

See Notes to Financial Statements.

40	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.2%
Preston County, WV, Board of Education, GO, Public School	2.000%	5/1/12	$1,085,000	$1,088,230
West Virginia State Hospital Finance Authority Hospital Revenue, United Hospital Center Inc., LOC-Branch Banking & Trust	0.160%	6/1/32	2,880,000	2,880,000	(a)(b)
Total West Virginia				3,968,230
Wisconsin — 1.7%
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	8/1/27	7,750,000	7,750,000	(a)(b)
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	3,800,000	3,808,872
Public Finance Authority, WI, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, LOC-Bank of Scotland	0.150%	6/1/41	7,000,000	7,000,000	(a)(b)
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	1,300,000	1,301,833
Wisconsin Housing EDA Revenue, AGM, SPA-FHLB	0.140%	5/1/43	1,300,000	1,300,000	(a)(b)
Wisconsin State HEFA Revenue:
Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.130%	8/15/36	400,000	400,000	(a)(b)
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.150%	4/1/35	10,635,000	10,635,000	(a)(b)
Total Wisconsin				32,195,705
Total Investments — 99.6% (Cost — $1,936,388,910#)				1,936,388,910
Other Assets in Excess of Liabilities — 0.4%				7,765,378
Total Net Assets — 100.0%				$1,944,154,288

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	41

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

42	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 29, 2012

Tax Free Reserves Portfolio

Summary of Investments by Industry*
Health care	22.4%
Education	17.4
General obligation	15.0
Industrial revenue	11.9
Housing: multi-family	6.9
Transportation	6.3
Public facilities	5.5
Miscellaneous	3.6
Water & sewer	2.8
Utilities	1.7
Finance	1.4
Housing: single family	1.4
Pollution control	1.1
Solid waste/resource recovery	0.9
Local general obligation	0.9
Power	0.4
Tax allocation	0.3
Other	0.1
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 29, 2012 and are subject to change.

Ratings table†
Standard & Poor’s/Moody’s/Fitch‡
A-1	52.2%
VMIG 1	25.5
P-1	5.5
SP-1	2.6
MIG 1	2.3
F-1	2.2
AA/Aa	0.2
NR	9.5
100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 43 through 47 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	43

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

44	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Long-term security ratings (unaudited) (cont’d)

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	45
BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

46	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Short-term security ratings (unaudited) (cont’d)

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG	—

This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	47

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.

NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
B	—	Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.
C	—	Fitch rating indicating default is a real possibility.

NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

48	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2012

Assets:
Investments, at value	$1,936,388,910
Cash	61,191
Receivable for securities sold	26,126,060
Interest receivable	2,212,175
Total Assets	1,964,788,336

Liabilities:
Payable for securities purchased	20,365,904
Investment management fee payable	196,516
Trustees’ fees payable	850
Accrued expenses	70,778
Total Liabilities	20,634,048
Total Net Assets	$1,944,154,288

Represented by:
Paid-in Capital	$1,944,154,288

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	49

Statement of operations (unaudited)

For the Six Months Ended February 29, 2012

Investment Income:
Interest	$3,369,554

Expenses:
Investment management fee (Note 2)	1,822,457
Fund accounting fees	106,174
Legal fees	86,832
Trustees’ fees	24,432
Audit and tax	14,465
Custody fees	10,240
Miscellaneous expenses	25,701
Total Expenses	2,090,301
Less: Fee waivers and/or expense reimbursements (Note 2)	(267,844)
Net Expenses	1,822,457
Net Investment Income	1,547,097
Net Realized Loss on Investments	(11,841)
Increase in Net Assets from Operations	$1,535,256

See Notes to Financial Statements.

50	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2012 (unaudited) and the Year Ended August 31, 2011	2012	2011

Operations:
Net investment income	$1,547,097	$6,364,318
Net realized gain (loss)	(11,841)	19,787
Increase in Net Assets From Operations	1,535,256	6,384,105

Capital Transactions:
Proceeds from contributions	1,468,291,115	4,098,396,436
Value of withdrawals	(2,340,592,976)	(3,943,072,929)
Increase (Decrease) in Net Assets From Capital Transactions	(872,301,861)	155,323,507
Increase (Decrease) in Net Assets	(870,766,605)	161,707,612

Net Assets:
Beginning of period	2,814,920,893	2,653,213,281
End of period	$1,944,154,288	$2,814,920,893

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	51

Financial highlights

For years ended August 31, unless otherwise noted:
	2012[1]		2011	2010	2009	2008	2007

Net assets, end of period (millions)	$1,944		$2,815	$2,653	$2,609	$2,710	$1,835
Total return[2]	0.06%		0.23%	0.17%	1.22%	2.54%	3.56%

Ratios to average net assets:
Gross expenses	0.17%[3]		0.16%	0.16%	0.16%	0.16%	0.16%[4]
Net expenses[5,6,7]	0.15	[3]	0.15	0.15	0.15	0.15	0.15 [4]
Net investment income	0.13	[3]	0.23	0.18	1.23	2.49	3.51

[1]	For the six months ended February 29, 2012 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been the same.

[5]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.15%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

52	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2012, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Tax Free Reserves Portfolio 2012 Semi-Annual Report	53

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$1,936,388,910	—	$1,936,388,910

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

54	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2012, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2012, the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 29, 2012, fees waived and/or expenses reimbursed amounted to $267,844.

The investment manager is permitted to recapture amounts previously waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual

Tax Free Reserves Portfolio 2012 Semi-Annual Report	55

operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 29, 2012, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

56	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both a derivative claim on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason (the “Derivative Claim”). In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to

Tax Free Reserves Portfolio 2012 Semi-Annual Report	57

obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures (the “Putative Class Claims”). The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board.

The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court.

On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand.

On May 6, 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal of the Putative Class Claims. With regard to the Derivative Claim, to which the certified question related and as to which the district court granted a motion to dismiss, the Second Circuit vacated the district court’s judgment and remanded with instructions to the court to convert the motion to dismiss to a motion for summary judgment, and to rule on that motion, after further discovery should the court determine that such further discovery is warranted. On August 4, 2011, the Court held a status conference and granted plaintiff leave to file a motion for particularized discovery, while indicating that any attempt to amend the existing

58	Tax Free Reserves Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Compliant would be denied. On September 16, 2011, plaintiff filed motions for discovery and to amend the Complaint. Defendants filed oppositions to those two motions on October 27, 2011.

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

Tax Free Reserves Portfolio	59

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 7-8, 2011, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Institutional Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The Board also noted that an additional Feeder Fund, Western Asset Premium Tax Free Reserves (a series of Legg Mason Partners Premium Money Market Trust), had recently been launched, but had not yet commenced operations. As a result, certain information concerning this Feeder Fund was not yet available for consideration in connection with the Board’s review of the Management Agreement and Sub-Advisory Agreement for the Fund. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no

60	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves as well as for a group of funds (the “Performance

Tax Free Reserves Portfolio	61

Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each of those Feeder Funds. The Board noted that those Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of those Feeder Funds with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing those Feeder Funds’ performance against their benchmarks and peers. In addition, the Board considered these Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as tax-exempt money market funds by Lipper, showed, among other data, that its performance for the 1-year period ended June 30, 2011 was at the median and that the performance for the 3-, 5- and 10-year periods ended June 30, 2011 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning Western Asset Tax Free Reserves’ relative performance versus the peer group for the various periods. The Board also noted the Feeder Fund’s improved more recent performance. The Board noted that it will continue to evaluate the Feeder Fund’s performance and any actions take by the Manager and the Subadviser to continue to improve performance.

The information comparing Western Asset Institutional Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2011 was above the median. The Board noted that the performance of the Feeder Fund was satisfactory.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual fees paid by Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves to the Manager (each, an “Actual Management Fee”) and Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ total actual expenses with those of funds in both the relevant expense group and a

62	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

broader group of funds, each selected and provided by Lipper. The Board noted that these Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the expense information for these Feeder Funds reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ Contractual Management Fee and their Actual Management Fee as well as their actual total expense ratio to their expense groups, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as tax-exempt money market funds or funds classified as institutional tax-exempt money market funds and chosen by Lipper to be comparable to those Feeder Funds, showed the following:

•	For Western Asset Tax Free Reserves, the Contractual Management Fee was at the median, the Actual Management Fee was below the median, and the actual total expense ratio was at the median.

•	For Western Asset Institutional Tax Free Reserves, the Contractual Management Fee, Actual Management Fee, and actual total expense ratio were below the median.

In addition, the Board noted that the current limitation on Western Asset Tax Free Reserves’ and Western Asset Institutional Tax Free Reserves’ expenses is expected to continue through December 2013.

For Western Asset Premium Tax Free Reserves, the Board noted that, although the Feeder Fund had not yet commenced operations, it had received a report from Lipper comparing the Feeder Fund’s Contractual Management Fee and its projected actual management fee as well as its projected actual total expense ratio to its expense group. The Board considered that the Manager had provided expense information to Lipper for purposes of preparing this comparison. The Board noted

Tax Free Reserves Portfolio	63

that, on this basis, the Feeder Fund’s Contractual Management Fee was below the median and projected Actual Management Fee was above the median. The Board also noted that the Feeder Fund’s projected actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s projected expenses.

Taking all of the above into consideration, as well as the factors identified above, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained substantially unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in each Feeder Fund’s Contractual Management Fee and, for Western Asset Free Reserves and Western Asset Institutional Tax Free Reserves, reflected the potential for reducing the Contractual Management Fee as each of those Feeder Funds grows.

The Board considered whether the breakpoint fee structure for Western Asset Tax Free Reserves and Western Asset Institutional Tax Free Reserves was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in each of those Feeder Fund’s asset levels. The Board noted that although Western Asset Tax Free Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Fund’s Contractual Management Fee was at the median of its expense group and the Actual Management Fee was below the median of its expense group.

The Board noted that Western Asset Institutional Tax Free Reserves had reached the specified asset level at which one or more breakpoints to its Contractual Management Fee would be triggered. In addition, with respect to Western Asset Institutional Tax Free Reserves, the Board noted that the Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Lipper classification/objective at all asset levels and that the Contractual Management Fee was below the median of its expense group.

64	Tax Free Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board considered whether the breakpoint fee structure for Western Asset Premium Tax Free Reserves would be a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in that Feeder Fund’s asset levels once the Feeder Fund commenced operations.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Master Portfolio Trust

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	April 25, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Master Portfolio Trust

Date:	April 25, 2012